Property, Plant and Equipment, Net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Depreciation	$ 14,000	$ 0	$ 26,753	$ 0